Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Tax losses carry forwards	$ 755,431,000	$ 682,095,000
Inventory related	2,500,000	2,241,000
Intangible assets	11,465,000	16,990,000
Provision for employee related obligations	2,380,000	703,000
Stock-based compensation	9,838,000	8,803,000
Deferred revenue	4,524,000	3,742,000
Property, plant and equipment	254,000	0
Allowance for credit losses	173,000	119,000
Research and development credit carry forwards	21,577,000	20,368,000
Research and development capitalization (including Section 174)	22,952,000	19,384,000
Deferred Tax Assets, Equity Method Investments	9,240,000	1,406,000
Deferred tax assets (under "Other non-current assets")	6,491,000	5,320,000
Gross deferred tax assets	846,825,000	761,171,000
Valuation allowance	(826,870,000)	(737,560,000)
Total deferred tax assets	19,955,000	23,611,000
Deferred tax liabilities
Intangibles assets	(7,423,000)	(8,803,000)
Property, plant and equipment	(12,077,000)	(14,228,000)
Total deferred tax liabilities	(19,500,000)	(23,031,000)
Net deferred tax assets (liabilities)	$ 455,000	$ 580,000